EATON VANCE MUNICIPALS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2003 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 91 ("Amendment No. 91") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 91 was filed electronically with the Commission (Accession No. 0000940394-03-000030) on January 27, 2003.

                     Eaton Vance California Municipals Fund
                       Eaton Vance Florida Municipals Fund
                    Eaton Vance Massachusetts Municipals Fund
           Eaton Vance Massachusetts Municipals Fund - Class I Shares
                     Eaton Vance Mississippi Municipals Fund
                      Eaton Vance National Municipals Fund
           Eaton Vance National Municipals Fund - Institutional Shares
                      Eaton Vance New York Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                    Eaton Vance West Virginia Municipals Fund


                                        EATON VANCE MUNICIPALS TRUST


                                        By:  /s/ Alan R. Dynner
                                             -------------------------------
                                             Alan R. Dynner, Esq.
                                             Secretary


Dated:  February 3, 2003